OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
VAT receivables	$ 1,144	$ 986
Prepaid expenses and non-trade receivables	732	566
Financial amounts receivable	122	108
Income tax receivable	158	106
Receivables from public authorities	152	127
Receivables from sale of intangible, tangible and financial assets	67	48
Derivative financial instruments (notes 6.1 and 6.3)	737	2,985
CO2 emission rights	491	458
Other	175	183
Prepaid expenses and other current assets	$ 3,778	$ 5,567